INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ (53,292)	$ (225,429)	$ (87,045)
Foreign	(127,876)	(50,945)	25,397
Income (Loss) Before Income Taxes	$ (181,168)	$ (276,374)	$ (61,648)